MORTGAGE-BACKED SECURITIES	12 Months Ended
Sep. 30, 2011
MORTGAGE-BACKED SECURITIES
MORTGAGE-BACKED SECURITIES

4.                      MORTGAGE-BACKED SECURITIES

Mortgage-backed securities held to maturity and available for sale at September 30, 2011 and 2010 are summarized as follows:

	September 30, 2011
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:
Mortgage-backed securities:
Freddie Mac	$12	$—	$(1)	$11
Ginnie Mae	122,417	18,738	—	141,155
Fannie Mae	7,104,972	474,378	—	7,579,350
Total	7,227,401	493,116	(1)	7,720,516

Collateralized mortgage obligations:
Freddie Mac	6,738	60	—	6,798
Total	6,738	60	—	6,798

Total held to maturity	$7,234,139	$493,176	$(1)	$7,727,314

Weighted average yield at end of year	3.84%

AVAILABLE FOR SALE:
Mortgage-backed securities:
Ginnie Mae	$339,350	$38,820	$—	$378,170
Total	339,350	38,820	—	378,170

Collateralized mortgage obligations:
Freddie Mac	21,396	—	(38)	21,358
Ginnie Mae	764,669	—	(11,515)	753,154
Fannie Mae	1,626,250	—	(27,061)	1,599,189

Total	2,412,315	—	(38,614)	2,373,701

Total available for sale	$2,751,665	$38,820	$(38,614)	$2,751,871

Weighted average yield at end of year	4.23%

	September 30, 2010
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
HELD TO MATURITY:
Mortgage-backed securities:
Freddie Mac	$24	$—	$—	$24
Ginnie Mae	160,044	13,944	—	173,988
Fannie Mae	10,128,927	477,620	—	10,606,547
Total	10,288,995	491,564	—	10,780,559

Collateralized mortgage obligations:
Freddie Mac	7,896	4	—	7,900
Total	7,896	4	—	7,900

Total held to maturity	$10,296,891	$491,568	$—	$10,788,459

Weighted average yield at end of year	4.02%

AVAILABLE FOR SALE:
Mortgage-backed securities:
Ginnie Mae	$433,843	$37,163	$—	$471,006
Fannie Mae	27,433	40	—	27,473
Total	461,276	37,203	—	498,479

Collateralized mortgage obligations:
Freddie Mac	794,329	13,610	—	807,939
Ginnie Mae	3,479,613	—	(2,353)	3,477,260
Fannie Mae	4,049,540	12,308	—	4,061,848

Total	8,323,482	25,918	(2,353)	8,347,047

Total available for sale	$8,784,758	$63,121	$(2,353)	$8,845,526

Weighted average yield at end of year	4.16%

There were no proceeds from sales of available-for-sale mortgage-backed securities during the years ended September 30, 2011, 2010 or 2009.

As of September 30, 2011 and 2010, the Company did not have any mortgage-backed securities held to maturity or available for sale that were in a continuous loss position for more than 12 months.

The amortized cost and estimated fair values of held-to-maturity and available-for-sale mortgage-backed securities at September 30, 2011, by contractual maturity, are shown below.

	Held to Maturity		Available for Sale
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Term to Maturity:
One year or less	$12	$11	$—	$—
Over one through five years	14,203	16,410	21,396	21,358
Over five through ten years	710,131	760,441	1,796,777	1,779,756
Over ten years	6,509,793	6,950,452	933,492	950,757
Tota1	$7,234,139	$7,727,314	$2,751,665	$2,751,871

Actual maturities of mortgage-backed securities may differ from scheduled maturities depending on the repayment characteristics and experience of the underlying financial instruments.

Mortgage-backed securities with carrying values totaling approximately $10.0 million at September 30, 2011 were pledged to secure deposits of public entities, trust funds, and for other purposes as required by law.